INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 15, 2018

TO THE PROSPECTUS DATED APRIL 9, 2018,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco MSCI Emerging Markets Equal Country Weight ETF

(the “Fund”)

The Prospectus is revised as follows:

Effective immediately, on page 15, the section titled “Additional Information About the Fund’s Strategies and Risks—Non-Principal Investment Strategies” is amended by adding the following immediately after the subsection “—Borrowing Money”:

Securities Lending

The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. In connection with such loans, the Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

Effective immediately, on page 16, the section titled “Additional Information About the Fund’s Strategies and Risks—Additional Risks of Investing in the Fund” is amended by adding the following immediately before the subsection “—Shares May Trade at Prices Different than NAV”:

Securities Lending Risk

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund lent its securities and was unable to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and the Fund will bear any loss on the investment of its cash collateral.

Please Retain This Supplement for Future Reference.

P-EWEM-PRO-1-SUP-1 061518

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 15, 2018 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 9, 2018, AS PREVIOUSLY

SUPPLEMENTED, OF:

Invesco MSCI Emerging Markets Equal Country Weight ETF

(the “Fund”)

The Statement of Additional Information is revised as follows:

Effective immediately, on page 23, the following is added as a new subsection under the section titled “INVESTMENT STRATEGIES AND RISKS”, immediately before the subsection “—Repurchase Agreements”:

Lending Portfolio Securities. From time to time, the Fund may lend its portfolio securities (principally to brokers, dealers or other financial institutions) to generate additional income. Such loans are callable at any time and are secured continuously by segregated cash collateral equal to at least 102% (105% for international securities) of the market value, determined daily, of the loaned securities. The Fund may lend portfolio securities to the extent of one-third of its total assets. The Fund will loan its securities only to parties that its investment adviser has determined are in good standing and when, in the Adviser’s judgment, the potential income earned would justify the risks.

The Fund will not have the right to vote securities while they are on loan, but it will recall securities on loan if the Adviser determines that the shareholder meeting is called for purposes of voting on material events that could have a material impact on the Fund’s loaned securities and for which the vote could be material to the Fund. The Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the loaned securities increases and the collateral is not increased accordingly. Securities lending also involves exposure to operational risk (the risk of loss resulting from errors in the settlement and accounting process) and “gap risk” (the risk that the return on cash collateral reinvestments will be less than the fees paid to the borrower).

Any cash received as collateral for loaned securities will be invested, in accordance with the Fund’s investment guidelines, in an affiliated money market fund. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether the Fund is complying with its investment policies, strategies and restrictions, the Fund or the Adviser will consider the loaned securities as assets of the Fund, but will not consider any collateral received as the Fund asset. The Fund will bear any loss on the investment of cash collateral. The Fund may have to pay the borrower a fee based on the amount of cash collateral.

For a discussion of the federal income tax considerations relating to lending portfolio securities, see “Taxes.”

Effective immediately, on page 43, the following is added as a new subsection under the section titled “MANAGEMENT”, immediately before the subsection “—Aggregations”:

Securities Lending Agent. Citibank N.A. (“Citi”) acts as the securities lending agent for the Fund.

Effective immediately, on page 73, the following is added as a new subsection under the section titled “TAXES”, immediately before the subsection titled “Tax Certification and Backup Withholding”:

Securities Lending. While securities are loaned out by the Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of federal income taxation for individuals on qualified dividends income, if otherwise available, nor the 50% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest may not qualify for the pass-through of foreign tax credits to shareholders.

Please Retain This Supplement For Future Reference.

P-EWEM-SOAI-1-SUP-1 061518

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 15, 2018

TO THE PROSPECTUS DATED APRIL 9, 2018, AS REVISED MAY 21, 2018,

AS PREVIOUSLY SUPPLEMENTED, IF APPLICABLE, OF:

Invesco Canadian Energy Income ETF

Invesco China Real Estate ETF

Invesco China Small Cap ETF

Invesco MSCI Global Timber ETF

Invesco Shipping ETF

Invesco Zacks International Multi-Asset Income ETF

(each, a “Fund” and collectively, the “Funds”)

The Prospectus is revised as follows:

Effective immediately, on page 63, the section titled “Additional Information About the Funds’ Strategies and Risks—Non-Principal Investment Strategies” is amended by adding the following immediately after the subsection “—Borrowing Money”:

Securities Lending

Each of Invesco Canadian Energy Income ETF, Invesco China Real Estate ETF, Invesco China Small Cap ETF, Invesco MSCI Global Timber ETF, Invesco Shipping ETF and Invesco Zacks International Multi-Asset Income ETF may lend its portfolio securities to brokers, dealers, and other financial institutions. In connection with such loans, each Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

Effective immediately, on page 64, the section titled “Additional Information About the Funds’ Strategies and Risks—Additional Risks of Investing in the Funds” is amended by adding the following immediately before the subsection “—Shares May Trade at Prices Different than NAV”:

Securities Lending Risk

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If a Fund that lent its securities were unable to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and a Fund will bear any loss on the investment of its cash collateral.

Please Retain This Supplement for Future Reference.

P-TRST2-PRO-1-SUP-1 061518

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 15, 2018 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 9, 2018, AS PREVIOUSLY

SUPPLEMENTED, OF:

Invesco Canadian Energy Income ETF

Invesco China Real Estate ETF

Invesco China Small Cap ETF

Invesco MSCI Global Timber ETF

Invesco Shipping ETF

Invesco Zacks International Multi-Asset Income ETF

(each, a “Fund” and collectively, the “Funds”)

The Statement of Additional Information is revised as follows:

Effective immediately, on page 18, the following is added as a new subsection under the section titled “INVESTMENT STRATEGIES AND RISKS”, immediately before the subsection “—Repurchase Agreements, Reverse Repurchase Agreements and Dollar Roll Transactions”:

Lending Portfolio Securities. From time to time, certain Funds (as the Adviser shall so determine) may lend their portfolio securities (principally to brokers, dealers or other financial institutions) to generate additional income. Such loans are callable at any time and are secured continuously by segregated cash collateral equal to at least 102% (105% for international securities) of the market value, determined daily, of the loaned securities. Each of the foregoing Funds may lend portfolio securities to the extent of one-third of its total assets. A Fund will loan its securities only to parties that its investment adviser has determined are in good standing and when, in the Adviser’s judgment, the potential income earned would justify the risks.

A Fund will not have the right to vote securities while they are on loan, but it will recall securities on loan if the Adviser determines that the shareholder meeting is called for purposes of voting on material events that could have a material impact on a Fund’s loaned securities and for which the vote could be material to a Fund. A Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If a Fund is not able to recover the securities loaned, a Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to a Fund if, and to the extent that, the market value of the loaned securities increases and the collateral is not increased accordingly. Securities lending also involves exposure to operational risk (the risk of loss resulting from errors in the settlement and accounting process) and “gap risk” (the risk that the return on cash collateral reinvestments will be less than the fees paid to the borrower).

Any cash received as collateral for loaned securities will be invested, in accordance with a Fund’s investment guidelines, in an affiliated money market fund. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether a Fund is complying with its investment policies, strategies and restrictions, the Fund or the Adviser will consider the loaned securities as assets of a Fund, but will not consider any collateral received as a Fund asset. A Fund will bear any loss on the investment of cash collateral. A Fund may have to pay the borrower a fee based on the amount of cash collateral.

For a discussion of the federal income tax considerations relating to lending portfolio securities, see “Taxes.”

Effective immediately, on page 39, the following is added as a new subsection under the section titled “MANAGEMENT”, immediately before the subsection “—Aggregations”:

Securities Lending Agents. Brown Brothers Harriman & Co. (“BBH”) acts as the securities lending agent for Invesco Canadian Energy Income ETF and Invesco MSCI Global Timber ETF. Citibank N.A. (“Citi”) acts as the securities lending agent for Invesco China Real Estate ETF, Invesco China Small Cap ETF, Invesco Shipping ETF and Invesco Zacks International Multi-Asset Income ETF.

Effective immediately, on page 71, the following is added as a new subsection under the section titled “TAXES”, immediately before the subsection titled “Tax Certification and Backup Withholding”:

Securities Lending. While securities are loaned out by the Funds, the Funds generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of federal income taxation for individuals on qualified dividends income, if otherwise available, nor the 50% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest may not qualify for the pass-through of foreign tax credits to shareholders.

Please Retain This Supplement For Future Reference.

P-TRST2-SOAI-1-SUP-1 061518

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 15, 2018

TO THE PROSPECTUS DATED APRIL 9, 2018, AS REVISED MAY 21, 2018,

AS PREVIOUSLY SUPPLEMENTED, IF APPLICABLE, OF:

Invesco China All-Cap ETF

Invesco China Technology ETF

Invesco S&P Global Water Index ETF

Invesco S&P High Income Infrastructure ETF

(each, a “Fund” and collectively, the “Funds”)

The Prospectus is revised as follows:

Effective immediately, on page 34, the section titled “Additional Information About the Funds’ Strategies and Risks—Non-Principal Investment Strategies” is amended by adding the following immediately after the subsection “—Borrowing Money”:

Securities Lending

Each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. In connection with such loans, each Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

Effective immediately, on page 35, the section titled “Additional Information About the Funds’ Strategies and Risks—Additional Risks of Investing in the Funds” is amended by adding the following immediately before the subsection “—Shares May Trade at Prices Different than NAV”:

Securities Lending Risk

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If a Fund that lent its securities were unable to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and a Fund will bear any loss on the investment of its cash collateral.

Please Retain This Supplement for Future Reference.

P-TRST2-PRO-2-SUP-1 061518

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 15, 2018 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 9, 2018, AS REVISED MAY 21, 2018,

AS PREVIOUSLY SUPPLEMENTED, IF APPLICABLE, OF:

Invesco China All-Cap ETF

Invesco China Technology ETF

Invesco S&P Global Water Index ETF

Invesco S&P High Income Infrastructure ETF

(each, a “Fund” and collectively, the “Funds”)

The Statement of Additional Information is revised as follows:

Effective immediately, on page 11, the following is added as a new subsection under the section titled “INVESTMENT STRATEGIES AND RISKS”, immediately before the subsection “—Repurchase Agreements”:

Lending Portfolio Securities. From time to time, certain Funds (as the Adviser shall so determine) may lend their portfolio securities (principally to brokers, dealers or other financial institutions) to generate additional income. Such loans are callable at any time and are secured continuously by segregated cash collateral equal to at least 102% (105% for international securities) of the market value, determined daily, of the loaned securities. Each of the foregoing Funds may lend portfolio securities to the extent of one-third of its total assets. A Fund will loan its securities only to parties that its investment adviser has determined are in good standing and when, in the Adviser’s judgment, the potential income earned would justify the risks.

A Fund will not have the right to vote securities while they are on loan, but it will recall securities on loan if the Adviser determines that the shareholder meeting is called for purposes of voting on material events that could have a material impact on a Fund’s loaned securities and for which the vote could be material to a Fund. A Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If a Fund is not able to recover the securities loaned, a Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to a Fund if, and to the extent that, the market value of the loaned securities increases and the collateral is not increased accordingly. Securities lending also involves exposure to operational risk (the risk of loss resulting from errors in the settlement and accounting process) and “gap risk” (the risk that the return on cash collateral reinvestments will be less than the fees paid to the borrower).

Any cash received as collateral for loaned securities will be invested, in accordance with a Fund’s investment guidelines, in an affiliated money market fund. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether a Fund is complying with its investment policies, strategies and restrictions, the Fund or the Adviser will consider the loaned securities as assets of a Fund, but will not consider any collateral received as a Fund asset. A Fund will bear any loss on the investment of cash collateral. A Fund may have to pay the borrower a fee based on the amount of cash collateral.

For a discussion of the federal income tax considerations relating to lending portfolio securities, see “Taxes.”

Effective immediately, on page 30, the following is added as a new subsection under the section titled “MANAGEMENT”, immediately before the subsection “—Securities Lending Arrangements”:

Securities Lending Agents. Brown Brothers Harriman & Co. (“BBH”) acts as the securities lending agent for Invesco China All-Cap ETF, Invesco China Technology ETF and Invesco S&P Global Water Index ETF. Citibank N.A. (“Citi”) acts as the securities lending agent for Invesco S&P High Income Infrastructure ETF.

Please Retain This Supplement For Future Reference.

P-TRST2-SOAI-2-SUP-1 061518

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 15, 2018

TO THE PROSPECTUS DATED MAY 21, 2018,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Solar ETF

(the “Fund”)

The Prospectus is revised as follows:

Effective immediately, on page 14, the section titled “Additional Information About the Fund’s Strategies and Risks—Non-Principal Investment Strategies” is amended by adding the following immediately after the subsection “—Borrowing Money”:

Securities Lending

The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. In connection with such loans, the Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

Effective immediately, on page 15, the section titled “Additional Information About the Fund’s Strategies and Risks—Additional Risks of Investing in the Fund” is amended by adding the following immediately before the subsection “—Shares May Trade at Prices Different than NAV”:

Securities Lending Risk

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund lent its securities and was unable to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and the Fund will bear any loss on the investment of its cash collateral.

Please Retain This Supplement for Future Reference.

P-TAN-PRO-1-SUP-1 061518

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 15, 2018 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 21, 2018, AS PREVIOUSLY

SUPPLEMENTED, OF:

Invesco Solar ETF

(the “Fund”)

The Statement of Additional Information is revised as follows:

Effective immediately, on page 11, the following is added as a new subsection under the section titled “INVESTMENT STRATEGIES AND RISKS”, immediately before the subsection “—Repurchase Agreements”:

Lending Portfolio Securities. From time to time, the Fund may lend its portfolio securities (principally to brokers, dealers or other financial institutions) to generate additional income. Such loans are callable at any time and are secured continuously by segregated cash collateral equal to at least 102% (105% for international securities) of the market value, determined daily, of the loaned securities. The Fund may lend portfolio securities to the extent of one-third of its total assets. The Fund will loan its securities only to parties that its investment adviser has determined are in good standing and when, in the Adviser’s judgment, the potential income earned would justify the risks.

The Fund will not have the right to vote securities while they are on loan, but it will recall securities on loan if the Adviser determines that the shareholder meeting is called for purposes of voting on material events that could have a material impact on the Fund’s loaned securities and for which the vote could be material to the Fund. The Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the loaned securities increases and the collateral is not increased accordingly. Securities lending also involves exposure to operational risk (the risk of loss resulting from errors in the settlement and accounting process) and “gap risk” (the risk that the return on cash collateral reinvestments will be less than the fees paid to the borrower).

Any cash received as collateral for loaned securities will be invested, in accordance with the Fund’s investment guidelines, in an affiliated money market fund. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether the Fund is complying with its investment policies, strategies and restrictions, the Fund or the Adviser will consider the loaned securities as assets of the Fund, but will not consider any collateral received as the Fund asset. The Fund will bear any loss on the investment of cash collateral. The Fund may have to pay the borrower a fee based on the amount of cash collateral.

For a discussion of the federal income tax considerations relating to lending portfolio securities, see “Taxes.”

Effective immediately, on page 29, the following is added as a new subsection under the section titled “MANAGEMENT”, immediately before the subsection “—Aggregations”:

Securities Lending Agent. Citibank N.A. (“Citi”) acts as the securities lending agent for the Fund.

Please Retain This Supplement For Future Reference.

P-TAN-SOAI-1-SUP-1 061518